UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.8%)

Akron OH BAN	2.750%	11/3/2005		$6,500	$6,537
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	1.890%	3/7/2005	LOC	15,000	15,000
Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	1.890%	3/7/2005	(3)*	2,320	2,320
Butler County OH BAN	2.000%	3/11/2005		10,655	10,655
Butler County OH BAN	2.750%	9/22/2005		7,295	7,341
Butler County OH BAN	3.000%	10/13/2005		5,735	5,777
Butler County OH Hosp. Fac. Rev. (Middletown Regional Hosp.) VRDO	1.860%	3/7/2005	LOC	3,805	3,805
Canfield OH Local School Dist. BAN	3.000%	9/22/2005		8,930	8,998
Cincinnati OH City School Dist. GO TOB VRDO	1.880%	3/7/2005	(4)*	7,690	7,690
Cincinnati OH City School Dist. GO TOB VRDO	1.890%	3/7/2005	(4)*	8,000	8,000
Cincinnati OH City School Dist. GO TOB VRDO	1.900%	3/7/2005	(4)*	2,800	2,800
Cleveland OH Airport System Rev. TOB VRDO	1.950%	3/7/2005	(4)*	1,500	1,500
Cleveland OH Airport System Rev. VRDO	1.840%	3/7/2005	(4)	17,800	17,800
Cleveland OH GO TOB VRDO	1.890%	3/7/2005	(3)*	3,050	3,050
Cleveland OH State Univ. Rev. VRDO	1.880%	3/7/2005	(3)	14,535	14,535
Cleveland OH Water Works Rev. VRDO	1.830%	3/7/2005	(4)	15,445	15,445
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.860%	3/7/2005	LOC	23,400	23,400
Columbus OH City School Dist. School Fac. Construction & Improvement GO	2.000%	3/15/2005		15,000	15,001
Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	1.890%	3/7/2005	(4)*	2,745	2,745
Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	1.890%	3/7/2005	(4)*	8,210	8,210
Columbus OH GO	5.000%	11/15/2005		5,000	5,112
Columbus OH Sewer VRDO	1.860%	3/7/2005		7,600	7,600
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	1.850%	3/1/2005		12,500	12,500
Fairfield Township OH Road Improvement Notes	2.250%	7/14/2005		2,500	2,504
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	1.860%	3/7/2005	LOC	14,400	14,400
Franklin County OH Hosp. Rev. (OhioHealth) TOB VRDO	1.890%	3/7/2005	(Prere.)*	7,920	7,920
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	1.830%	3/7/2005	(3)	11,410	11,410
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	1.890%	3/7/2005	(3)	5,100	5,100
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.850%	3/7/2005	LOC	19,710	19,710
Granville Village OH School Dist. BAN	3.000%	6/23/2005		3,000	3,009
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.850%	3/7/2005	(1)	11,847	11,847
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.850%	3/7/2005	(1)	3,285	3,285
Hamilton OH Electric System Rev. VRDO	1.860%	3/7/2005	(4)	16,060	16,060
Hamilton OH Electric System Rev. VRDO	1.860%	3/7/2005	(4)	4,000	4,000
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center) VRDO	1.870%	3/7/2005	LOC	10,000	10,000
Kent State Univ. Ohio VRDO	1.890%	3/7/2005	(1)	20,740	20,740
Lakewood OH BAN	2.250%	6/2/2005		5,100	5,108
Lebanon OH BAN	3.000%	9/21/2005		4,500	4,532
Licking County OH Joint Vocational School Dist. TOB VRDO	1.890%	3/7/2005	(1)*	2,085	2,085
Licking Heights OH Local School Dist. BAN	3.000%	8/30/2005		4,250	4,269
Mason OH BAN	3.000%	6/30/2005		2,000	2,009
Mason OH City School Dist. BAN	3.500%	2/9/2006		5,650	5,712
Mayfield Village OH BAN	2.750%	9/14/2005		4,500	4,528
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.830%	3/7/2005		12,400	12,400
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.830%	3/7/2005		10,000	10,000
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.860%	3/7/2005		5,700	5,700
Ohio Air Quality Fac. Rev. (Columbus Southern Power Co.) VRDO	1.850%	3/7/2005	LOC	9,000	9,000
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	1.930%	3/7/2005	*	6,335	6,335
Ohio Common Schools GO TOB VRDO	1.890%	3/7/2005	*	4,315	4,315
Ohio Common Schools GO TOB VRDO	1.890%	3/7/2005	*	2,405	2,405
Ohio Common Schools TOB VRDO	1.880%	3/7/2005	*	6,365	6,365
Ohio GO TOB VRDO	1.890%	3/7/2005	(4)*	2,955	2,955
Ohio GO TOB VRDO	1.890%	3/7/2005	(2)*	7,525	7,525
Ohio GO TOB VRDO	1.890%	3/7/2005	*	4,140	4,140
Ohio GO VRDO	1.860%	3/7/2005		500	500
Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	1.890%	3/7/2005	*	5,240	5,240
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	2.030%	4/11/2005		19,000	19,000
Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	1.890%	3/7/2005	LOC	16,700	16,700
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.) VRDO	1.890%	3/7/2005	LOC	4,600	4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.920%	3/7/2005		5,800	5,800
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	1.880%	3/7/2005	LOC	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	1.890%	3/7/2005	LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	1.870%	3/7/2005	LOC	6,720	6,720
Ohio Higher Educ. GO TOB VRDO	1.880%	3/7/2005	*	17,570	17,570
Ohio Higher Educ. GO TOB VRDO	1.890%	3/7/2005	*	20,705	20,705
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	1.940%	3/7/2005	*	9,485	9,485
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	1.940%	3/7/2005	*	5,120	5,120
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.880%	3/7/2005		9,900	9,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.890%	3/7/2005		6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.920%	3/7/2005		5,720	5,720
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.920%	3/7/2005		8,905	8,905
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.940%	3/7/2005		1,630	1,630
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.940%	3/7/2005		8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.940%	3/7/2005		13,020	13,020
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		8,485	8,485
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		3,200	3,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		16,525	16,525
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		200	200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.870%	3/1/2005		10,000	10,000
Ohio State Univ. General Receipts Rev. CP	1.800%	3/1/2005		12,000	12,000
Ohio State Univ. General Receipts Rev. CP	1.780%	3/9/2005		12,875	12,875
Ohio State Univ. General Receipts Rev. VRDO	1.860%	3/7/2005		3,100	3,100
Ohio State Univ. General Receipts Rev. VRDO	1.860%	3/7/2005		1,000	1,000
Ohio Water Dev. Auth. PCR	5.400%	6/1/2005	(1)(Prere.)	5,235	5,333
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	1.880%	3/1/2005	LOC	10,100	10,100
Ohio Water Dev. Auth. PCR (Toledo Edison Co.) VRDO	1.900%	3/7/2005	LOC	4,500	4,500
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.830%	3/7/2005	(1)	14,890	14,890
Port of Greater Cincinnati OH Dev. Auth. Rev. (National Underground Railroad Freedom Center) VRDO	1.920%	3/7/2005	LOC	7,000	7,000
Powell OH BAN	2.750%	11/2/2005		6,210	6,245
Reynoldsburg OH School Dist. GO BAN	2.750%	6/24/2005		5,900	5,915
Reynoldsburg OH School Dist. GO BAN	2.750%	6/24/2005		2,500	2,507
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	1.870%	3/7/2005	LOC	8,000	8,000
Summit County OH Rev. (Western Reserve Academy) VRDO	1.890%	3/7/2005	LOC	6,000	6,000
Talawanda OH City School Dist. BAN	3.000%	6/29/2005		8,000	8,026
Toledo OH City School Dist. GO TOB VRDO	1.890%	3/7/2005	(3)*	1,798	1,798
Toledo OH City Services Special Assessment VRDO	1.860%	3/7/2005	LOC	7,200	7,200
Toledo OH City Services Special Assessment VRDO	1.860%	3/7/2005	LOC	5,000	5,000
Troy Ohio City School Dist. BAN	2.750%	6/28/2005		8,650	8,672
Univ. of Akron OH General Receipts Rev. VRDO	1.860%	3/7/2005	(3)	5,000	5,000
Univ. of Cincinnati OH General Receipts VRDO	1.860%	3/7/2005	(2)	29,355	29,355
Univ. of Toledo OH General Receipts VRDO	1.800%	3/1/2005	(3)	6,120	6,120
Westlake OH BAN	1.800%	6/9/2005		1,682	1,683
Willoughby OH BAN	3.500%	12/14/2005		2,650	2,677
Outside Ohio:
Puerto Rico Public Finance Corp. TOB VRDO	1.870%	3/7/2005	(1)(2)*	5,060	5,060
Puerto Rico Public Finance Corp. TOB VRDO	1.880%	3/7/2005	(11)*	9,963	9,963

TOTAL MUNICIPAL BONDS
(Cost $834,998)					834,998

OTHER ASSETS AND LIABILITIES — NET (0.2%)					1,295

NET ASSETS (100%)					$836,293

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $155,301,000, representing 18.6% of net assets.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Vanguard Ohio Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.